Stockholders' Equity and Common Stock Warrants	9 Months Ended
Sep. 30, 2019
Stockholders' Equity and Common Stock Warrants

8. Stockholders’ Equity

Redeemable Convertible Preferred Stock

We recorded our redeemable convertible preferred stock at fair value on the dates of issuance, net of issuance costs. Prior to our IPO, we classified our redeemable convertible preferred stock outside of stockholders’ deficit because it was redeemable in the future at the option of our preferred stock holders. We had concluded that the convertible preferred stock is considered probable of becoming redeemable. Accordingly, redeemable convertible preferred stock was accreted for the difference between the initial net carrying value and the redemption value on April 10, 2023, the earliest redemption date using the effective interest rate method. During the years ended December 31, 2017 and 2018 and the nine months ended September 30, 2018 and 2019 (unaudited), we recognized accretion of $0.1 million, $0.2 million, $0.1 million, and $0.1 million, respectively, as an increase in the carrying value of the redeemable convertible preferred stock, and a decrease to our additional paid-in capital.

In March 2017, we issued 11,773,932 shares of Series D redeemable convertible preferred stock for total consideration of $52.5 million. The original issue price and initial conversion price of Series D redeemable convertible preferred stock was $4.4590 per share. Series D redeemable convertible preferred stock had the same liquidation preference, voting rights and conversion rights as Series B and Series C redeemable convertible preferred stock. The holders of Series D redeemable convertible preferred stock were entitled to receive noncumulative dividends, prior to and in preference of any declaration or payment of any dividends on the common stock, at a rate per annum of $0.3568 per share. Upon issuance of Series D redeemable convertible preferred stock, we increased the authorized number of shares to 80,000,000 shares of common stock and 45,960,013 shares of redeemable convertible preferred stock. We also revised the redemption rights of redeemable convertible preferred stock such that all series of outstanding redeemable convertible preferred stock are eligible to be redeemed for cash in full upon a written notice by a majority of the holders on or after March 10, 2022.

In April 2018, we issued 12,655,477 shares of Series E redeemable convertible preferred stock for a total consideration of $105.0 million. The original issue price and initial conversion price of Series E redeemable convertible preferred stock was $8.2968 per share. Series E redeemable convertible preferred stock had the same liquidation preference, voting rights and conversion rights as Series A, Series B, Series C and Series D redeemable convertible preferred stock. The holders of Series E redeemable convertible preferred stock were entitled to receive noncumulative dividends, prior to and in preference of any declaration or payment of any dividends on the common stock, at a rate per annum of $0.6638 per share. Upon issuance of Series E redeemable convertible preferred stock, we increased the authorized share number to 99,250,000 shares of common stock and 58,615,488 shares of redeemable convertible preferred stock. We also revised the redemption rights of redeemable convertible preferred stock such that all series of outstanding redeemable convertible preferred stock were eligible to be redeemed for cash in full upon a written notice by a majority of the holders on or after April 10, 2023.

In conjunction with our IPO in July 2019, all shares of redeemable convertible preferred stock then outstanding, totaling 58,615,488 shares, were automatically converted into an equivalent number of shares of common stock on a one-to-one basis and their carrying value, totaling $237.0 million, inclusive of accretion of redeemable convertible preferred stock, was reclassified into stockholders’ equity on our consolidated balance sheet. Upon completion of the IPO, the accretion rights of our redeemable convertible preferred stock were terminated. As of September 30, 2019 (unaudited), we had no redeemable convertible preferred stock outstanding.

In connection with the IPO, we filed an Amended and Restated Certificate of Incorporation which authorizes the issuance of 100,000,000 shares of undesignated preferred stock, par value of $0.001 per share, with rights and preferences, including voting rights, designated from time to time by our board of directors.

Redeemable convertible preferred stock outstanding as of December 31, 2017 and December 31, 2018 consisted of the following:

	December 31, 2017
	Shares Authorized	Shares Issued and Outstanding	Net Carrying Value	Aggregate Liquidation Preference
	(in thousands)
Series A	10,394	10,394	$10,316	$10,650
Series B	8,935	8,935	19,946	20,000
Series C	14,857	14,857	49,384	49,500
Series D	11,774	11,774	52,371	52,500

Total redeemable convertible preferred stock	45,960	45,960	$132,017	$132,650

	December 31, 2018
	Shares Authorized	Shares Issued and Outstanding	Net Carrying Value	Aggregate Liquidation Preference
	(in thousands)
Series A	10,394	10,394	$10,382	$10,650
Series B	8,935	8,935	19,957	20,000
Series C	14,857	14,857	49,407	49,500
Series D	11,774	11,774	52,397	52,500
Series E	12,655	12,655	104,786	105,000

Total redeemable convertible preferred stock	58,615	58,615	$236,929	$237,650

Prior to the conversion of the redeemable convertible preferred stock to common stock in July 2019, the stockholders of redeemable convertible preferred stock had the following rights, preferences, and privileges:

Dividend Rights

The holders of Series A, Series B, Series C, Series D and Series E redeemable convertible preferred stock were entitled to receive non-cumulative dividends, out of any assets legally available, prior and in preference to any declaration or payment of any dividend on the common stock at the rate of $0.081968, $0.1824, $0.2666, $0.3568, and $0.6638 per share, respectively (as adjusted for stock dividends, stock splits, combinations, or other similar recapitalizations) per annum on each outstanding share, when, as, and if declared by the board of directors. As of December 31, 2018 and September 30, 2019 (unaudited), we have never declared nor paid dividends.

Liquidation Preference

In the event of our voluntary or involuntary liquidation, dissolution, or winding up, or a deemed liquidation event, the holders of each series of redeemable convertible preferred stock outstanding were entitled to be paid out our assets available for distribution to stockholders, before any payment is made to the holders of common stock, an amount per share equal to the greater of (a) the applicable original issue price for such series of redeemable convertible preferred stock, plus any dividends declared but unpaid thereon, or (b) such amount per share as would have been payable had all shares of redeemable convertible preferred stock been converted into common stock immediately prior to such liquidation, dissolution, winding up or deemed liquidation. After the payment of all preferential amounts required to be paid to the holders of redeemable convertible preferred stock, our remaining assets available for distribution to our stockholders shall be distributed among the holders of shares of common stock, pro rata based on the number of shares of common stock held by such holder.

If, upon any such liquidation, dissolution, winding up, or deemed liquidation event, our assets available for distribution to our stockholders were insufficient to pay the holders of shares of redeemable convertible preferred stock the full amount to which they were entitled, the holders of redeemable convertible preferred stock would share ratably in any distribution of the assets available for distribution in proportion to the respective amounts which would otherwise be payable in respect of the shares held by them upon such distribution if all amounts payable on the shares were paid in full.

Voting Rights

The holders of each share of redeemable convertible preferred stock had the right to one vote for each share of common stock into which such redeemable convertible preferred stock could then be converted and, with respect to such vote, holders of redeemable convertible preferred stock were entitled to vote together with the holders of common stock as a single class.

Conversion Rights

Each share of redeemable convertible preferred stock was convertible, at the option of the holder, into fully paid and non-assessable shares of common stock determined by dividing the applicable original issue price by the applicable conversion price in effect at the time of conversion. The original issue prices and initial conversion prices of Series A, Series B, Series C, Series D, and Series E redeemable convertible preferred stock were $1.0246, $2.2384, $3.3318, $4.4590, and $8.2968 per share, respectively. As of December 31, 2017 and December 31, 2018, each share of Series A, Series B, Series C, Series D, and Series E redeemable convertible preferred stock was convertible into common stock on a one-for-one basis.

Shares of Series A, Series B, Series C, Series D, and Series E redeemable convertible preferred stock would be automatically converted into fully paid shares of common stock immediately upon the earlier of: (a) the closing of the sale of shares of common stock to the public at a minimum price of $8.9180 per share, subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization with respect to common stock, in a firm-commitment underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, resulting in at least $50.0 million of gross cash proceeds to us or (b) the date and time, or occurrence of an event, specified by vote or written consent of the holders of a majority of the outstanding shares of Series A, Series B, Series C, Series D and Series E redeemable convertible preferred stock, respectively.

Redemption Rights

On or after April 10, 2023, all outstanding shares of redeemable convertible preferred stock would be eligible to be redeemed for cash in full upon a written notice by a majority of the holders of the outstanding redeemable convertible preferred stock. In the event of redemption, each holder of redeemable convertible preferred stock was entitled to receive the original issue price per share, plus any declared but unpaid dividends, in three annual installments.

Common Stock

Upon the completion of our IPO in July 2019, we sold 14,590,050 shares of our common stock at an offering price of $28.00 per share, including 1,903,050 shares of common stock pursuant to the exercise in full of the underwriters’ option to purchase additional shares. We raised net proceeds of $377.8 million, after deducting underwriting discounts and commissions of $28.6 million and offering costs of approximately $2.2 million.

In connection with the IPO, we filed an Amended and Restated Certificate of Incorporation which authorizes the issuance of 900,000,000 shares of common stock with a par value of $0.001 per share.

As of December 31, 2017, December 31, 2018, and September 30, 2019 (unaudited), we were authorized to issue 84,750,000 shares, 99,250,000 shares, and 900,000,000 shares of common stock, respectively, with a par value of $0.001 per share. We reserved shares of common stock, on an as-if-converted basis, for future issuance as follows:

	December 31,		September 30, 2019
	2017	2018
			(unaudited)
	(in thousands)
Redeemable convertible preferred stock	45,960	58,615	—
Outstanding warrants to purchase common stock	785	785	695
Outstanding options to purchase common stock	15,628	17,571	15,003
Outstanding restricted stock units	—	1,827	5,147
Restricted stock awards subject to repurchase	1,127	—	736
Estimated shares for future ESPP purchases	—	—	890
Available for future issuance	3,014	1,741	8,007

Total	66,514	80,539	30,478

Common stock warrants
Stockholders' Equity and Common Stock Warrants

9. Common Stock Warrants

Common stock warrants outstanding as of December 31, 2017 and December 31, 2018 are as follows:

Holder	Issue Date	Outstanding Shares	Exercise Price	Exercisable Shares	Expiration Date
	(in thousands, except per share data)
Bank	4/16/2015	28	$0.36	28	9/5/2024	*
Bank	4/16/2015	63	0.80	63	4/16/2025	*
Partner	3/1/2015	694	2.28	694	2/28/2025

		785		785

*

The expiration date is subject to automatic extension to the third anniversary of the effective date of the initial public offering in the event an initial public offering is completed within the three-year period immediately prior to the expiration date of this warrant.

Common stock warrants outstanding as of September 30, 2019 are as follows:

Holder	Issue Date	Outstanding Shares	Exercise Price	Exercisable Shares	Expiration Date
	(in thousands, except per share data)
Partner	3/1/2015	695	$2.28	695	2/28/2025

		695		695

Common stock warrant activity during the years ended December 31, 2017, December 31, 2018, and the nine months ended September 30, 2019 (unaudited) is as follows:

	Year Ended December 31,		Nine Months Ended September 30, 2019
	2017	2018
			(unaudited)
	(in thousands)
Outstanding, beginning of period	2,188	785	785
Exercised	(361)	—	(90)
Forfeited or expired	(1,042)	—	—

Outstanding, end of period	785	785	695

During the year ended December 31, 2017, 361,425 common stock warrants were exercised for total proceeds of $0.3 million. No warrants were exercised during the year ended December 31, 2018. During the nine months ended September 30, 2019 (unaudited), common stock warrants covering 90,277 shares of common stock were exercised for proceeds of $0.1 million.